Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Plant And Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	24 years
Plant And Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	8 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Office Equipment And Furniture [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years